Revenue - Additional Information (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue From Contract With Customer [Line Items]
Accounts receivable, net			¥ 1,251,480
Contract with customers liability	18,749,024		19,441,687	¥ 18,938,039
Contract with customers liability current	18,336,431	$ 2,810,181	17,729,391
Contract with customers liability non current	412,593	$ 63,233	¥ 1,712,296
Performance obligation to be recognised in the future	18,749,024
2021 [Member]
Revenue From Contract With Customer [Line Items]
Performance obligation to be recognised in the future	18,336,431
2022 [Member]
Revenue From Contract With Customer [Line Items]
Performance obligation to be recognised in the future	¥ 412,593